COVER LETTER

February 1, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	MML Series Investment Fund

(1933 Act File No. 2-39334; 1940 Act File No. 811-02224)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 73 to the Trust’s Registration Statement under the Securities Act and Amendment No. 58 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed primarily in connection with the following: (i) to reflect a change in subadviser for each of the MML Global Fund and MML Large Cap Growth Fund; and (ii) to comply with Form N-1A, as recently amended. In addition, this amendment incorporates other changes made since the filing of Post-Effective Amendment No. 72. The anticipated effective date is April 2, 2010. These Funds will offer their shares pursuant to two Prospectuses and two Statements of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect 12/31/09 information, but instead still reflect 12/31/08 information.

Please address any comments or questions to the undersigned at (413) 744-7218. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Andrew M. Goldberg
Andrew M. Goldberg

Vice President, Secretary and Chief Legal Officer, MML Series Investment Fund

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company